Apr. 02, 2024
DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND
April 2, 2024 BNY MELLON FAMILY OF FUNDS (Money Market Funds, other than Treasury Only and Government Only Funds) Supplement to Current Summary Prospectus and Prospectus